Derivative Financial Instruments - Schedule of Derivative Financial Instruments (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Derivative Financial Instruments [Abstract]
Balance, beginning of period	$ 23,846
Inception of derivative financial instruments	48,519	62,017	90,350
Change in fair value of derivative financial instruments	(32,169)	(45,038)	(8,644)
Conversion or extinguishment of derivative financial instruments			(57,860)
Balance, end of period	$ 40,196	$ 16,979	$ 23,846